COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

Operating lease commitment

The Group has operating lease agreements principally for its office spaces in the PRC. These leases expire through 2018 and are renewable upon negotiation. Rental expense under operating leases for the years ended December 31, 2015 and 2016 and 2017 were $1,119, $744 and $336 for continuing operations and $1,177, $1,569 and nil for discontinued operations, respectively.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2018	$68

$68

Purchase commitments

As of December 31, 2017, the Group has purchase commitments of $625, mainly for services and products.